Investment portfolio (Details) - CAD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Investment Portfolio Details [Abstract]
Equities	$ 11,504	$ 16,820
Other	1,016	1,268
Total	$ 12,520	$ 18,088